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[SECURITY BENEFIT LOGO]

July 10, 2009

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180 and 333-120399 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Equity Funds	0000105377	June 25, 2009
American Century Mutual Funds, Inc.	0000100334	July 2, 2009
Aston Funds	0000912036	July 1, 2009
Calamos Investment Trust	0000826732	June 26, 2009
Dryden Small-Cap Core Equity Fund Inc.	0001032903	June 30, 2009
Fidelity Advisor Series VIII	0000729218	June 29, 2009
Goldman Sachs Trust	0000822977	July 1, 2009
Legg Mason Partners Variable Equity Trust	0001176343	June 24, 2009
Neuberger Berman Income Funds	0000723620	July 7, 2009
Wells Fargo Funds Trust	0001081400	June 29, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001